Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 29,316,946	$ 17,505,002
Accounts receivable, net of allowance for doubtful accounts of $1,652,000 and $1,545,000 as of December 31, 2020 and 2019	50,214,991	51,867,653
Inventory:
Aircraft, airframes, engines and parts	85,191,747	57,918,723
Advance vendor payments	6,205,479	3,247,255
Due from related party	474,257	6,130,990
Deposits, prepaid expenses, and other current assets	7,560,391	5,116,175
Total current assets	178,963,811	141,785,798
Fixed assets:
Aircraft and engines held for lease, net	86,844,145	111,896,294
Property and equipment, net	7,839,045	7,461,792
Inventory:
Aircraft, airframes, engines, and parts, net	55,463,352	37,043,804
Deferred income taxes, net	5,707,912	4,753,679
Deferred financing costs, net	366,750	1,034,564
Deferred customer incentives and other assets, net	270,782	324,869
Due from related party	5,449,739	5,449,739
Goodwill	19,860,168	13,858,551
Other intangible assets, net	28,363,988	20,375,166
Total assets	389,129,692	343,984,256
Current liabilities:
Accounts payable	16,363,699	17,030,404
Accrued expenses	8,576,941	9,629,084
Income tax payable	1,324,481
Lessee and customer purchase deposits	2,819,987	3,473,921
Current portion of long-term debt, net		3,351,714
Deferred revenue	2,594,979	7,708,761
Total current liabilities	31,680,087	41,193,884
Long-term lease deposits	1,144,935	4,184,874
Maintenance deposit payments and other liabilities	3,663,571	4,620,133
Total liabilities	36,488,593	49,998,891
Stockholders' equity:
Common stock, $0.0001 par value. Authorized 200,000,000 shares; issued and outstanding 41,046,216 shares and 5,285,054, respectively	4,105	529
Additional paid-in capital	293,390,354	243,220,709
Retained earnings	59,246,640	50,764,127
Total equity	352,641,099	293,985,365
Total liabilities and stockholders' equity	$ 389,129,692	$ 343,984,256